Plant and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Plant and Equipment

3. PLANT AND EQUIPMENT

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Software development (Work-In-Progress)	$7,550	$6,896
Computer	$5,565	$-
Office equipment	$32,733	$316
Furniture and fittings	$14,519	$-
Office renovations	$69,704	$-
Total plant and equipment	$130,071	$7,212
Total accumulated depreciation	$(2,251)	$(8)
Plant and equipment, net	$127,820	$7,204

Depreciation expense for the three months and the six months ended September 30, 2016 were $ 0.

Depreciation expense for the three months and the six months ended September 30, 2017 were $2,235 and $ 2,243 respectively.

3. PLANT AND EQUIPMENT

Plant and equipment as of March 31, 2017 are summarized below:

	2017	2016
Software Development (Work-In-Progress)	$6,896	$-
Office equipment	$316	$-
Total plant and equipment	$7,212	$-
Accumulated depreciation	$(8)	$-
Plant and equipment, net	$7,204	$-

Depreciation expense for the year ended March 31, 2017 was $ 8.